Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document And Entity Information [Abstract]
Document Type	8-K/A
Amendment Flag	true
AmendmentDescription	As previously reported in the Current Report on Form 8-K, initially filed with the Securities and Exchange Commission on March 23, 2016, and as amended May 13, 2016 (the “Amended Report”), on March 22, 2016, Eiger BioPharmaceuticals, Inc. (the “Company”), formerly known as Celladon Corporation, completed its merger with what was then known as “Eiger BioPharmaceuticals, Inc.” (“Private Eiger”). This Amendment No. 2 to Current Report on Form 8-K is being filed solely to file the Interactive Data files relating to the audited financial statements of Private Eiger as of December 31, 2015 and 2014 and for each of the three years ended December 31, 2015, 2014 and 2013, in accordance with Rule 405 of Regulation S-T. No other changes have been made to the Amended Report.
Document Period End Date	Dec. 31, 2015
Trading Symbol	EIGR
Entity Registrant Name	Eiger BioPharmaceuticals, Inc.
Entity Central Index Key	0001305253
Entity Filer Category	Smaller Reporting Company